Investment Strategy - Evercore Equity Fund	Apr. 30, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund attempts to achieve its investment objective of long-term growth of capital by investing principally in a diversified portfolio of domestic common stocks. There can be no assurance that the Fund’s investment objective will be achieved. The Fund normally invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities. Equity securities include common stocks and other securities that represent an ownership interest (or the right to acquire an ownership interest) in a company or other issuer. The Fund considers equity securities to include, among others, common stocks, preferred stocks, securities convertible into common stocks, and shares of real estate investment trusts (REITs). Although the Fund invests primarily in U.S. securities, it may invest up to 20% of its total assets in foreign securities, either directly or indirectly, through investments in American Depositary Receipts (“ADRs”).
The Fund may invest in large, medium and small capitalization companies. Evercore Wealth Management, LLC (the “Adviser”) uses a fundamental analysis of financial measures of companies in which it may invest, including pre-tax margins, return on equity and cash flow, and earnings. The Adviser further evaluates the capital allocation strategy of these companies. The Adviser continuously monitors the Fund’s investments and assesses whether an investment’s fundamentals justify holding or selling that particular security. In practical application, the Fund attempts to attain its investment objective by relying on two fundamental practices:

•Careful selection of securities – the Adviser selects investments based on the fundamental operating performance of individual companies relative to other available investments.
•Broad diversification among industries – the Adviser believes that industry diversification is fundamental to spreading the risk that is inherent in any single investment while recognizing that such risk cannot be eliminated.
Strategy Portfolio Concentration [Text]	Although the Fund invests primarily in U.S. securities, it may invest up to 20% of its total assets in foreign securities, either directly or indirectly, through investments in American Depositary Receipts (“ADRs”).